Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

18. Equity

Shares and share capital

Share capital

Nokia Corporation has one class of shares. Each share entitles the holder to one vote at general meetings. The shares have no par value nor is there a minimum or maximum share capital or number of shares under the Articles of Association of Nokia Corporation. At 31 December 2022, the share capital amounted to EUR 245 896 461.96 (EUR 245 896 461.96 in 2021) and consisted of 5 632 297 576 (5 675 461 159 in 2021) issued and fully paid shares. In 2022, Nokia Corporation issued without consideration in a directed share issue 20 800 000 new shares to itself to fulfill the company’s obligations under the Nokia Equity Programs and canceled 63 963 583 shares it had repurchased during the year.

Share premium

Share premium reserve consists of the share premium account of the Parent Company. In addition, the equity impact corresponding to the employee services received related to the equity-settled share-based compensation plans is recorded in the share premium reserve.

Treasury shares

At 31 December 2022, the number of Nokia shares held by the Group companies was 45 281 539 (40 467 555 in 2021) representing 0.8% (0.7% in 2021) of the share capital and total voting rights.

In 2022, Nokia Corporation transferred without consideration 15 986 016 shares held by the company to employees, including certain members of the Group Leadership Team, as settlement of Nokia’s equity-based incentive plans and the employee share purchase plan. In addition, Nokia repurchased 63 963 583 shares under the first phase of its share buyback program. The repurchased shares were canceled in December 2022.

Reconciliation of the number of shares outstanding at the beginning and at the end of the period:

Number of shares 000s	2022	2021	2020
1 January	5 634 993	5 617 496	5 605 581
Settlement of share-based payments	15 986	17 497	11 915
Acquisition of treasury shares	(63 963)	–	–
31 December	5 587 016	5 634 993	5 617 496

Authorizations given to the Board of Directors related to issue and repurchase of shares

Authorization to issue shares and special rights entitling to shares

At the Annual General Meeting held on 5 April 2022, the shareholders authorized the Board of Directors to issue a maximum of 550 million shares through one or more issues of shares or special rights entitling to shares. The Board of Directors is authorized to issue either new shares or shares held by Nokia. The authorization included the right for the Board of Directors to resolve on all the terms and conditions of such share and special rights issuances, including issuance in deviation from the shareholders’ pre-emptive rights. The authorization may be used to develop Nokia’s capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle Nokia’s equity-based incentive plans, or for other purposes resolved by the Board of Directors. The authorization is effective until 4 October 2023, and it terminated the previous authorizations to issue shares and special rights entitling to shares.

Authorization to repurchase shares

At the Annual General Meeting held on 5 April 2022, the shareholders authorized the Board of Directors to repurchase a maximum of 550 million shares. The amount corresponds to less than 10% of the total number of Nokia’s shares. Shares may be repurchased to be canceled, held to be reissued, transferred further or for other purposes resolved by the Board. The shares may be repurchased otherwise than in proportion to the shares held by the shareholders. The price paid for the shares under the authorization shall be based on the market price of Nokia shares on the securities markets on the date of the repurchase or a price otherwise formed in a competitive process. The Board shall resolve on all other matters related to the repurchase of Nokia shares. The authorization is effective until 4 October 2023, and it terminated the previous authorization to repurchase shares to the extent that the Board has not previously resolved to repurchase shares based on such authorization.

Distribution of funds

Nokia distributes funds to its shareholders in two ways: a) as dividends from retained earnings and/or as assets from the reserve for invested unrestricted equity, and b) by repurchasing its own shares using funds in the unrestricted equity. The amount of any distribution is limited to the amount of distributable earnings of the Parent Company, and subject to exceptions relating to the right of minority shareholders to request a certain minimum distribution, the distribution may not exceed the amount proposed by the Board of Directors.

Dividend and/or assets from the reserve for unrestricted invested equity

Nokia’s Board of Directors proposes to the Annual General Meeting 2023 that no dividend is distributed by a resolution of the AGM for the financial year ended on 31 December 2022. Instead, the Board proposes to the AGM to be authorized to decide, in its discretion, on the distribution of an aggregate maximum of EUR 0.12 per share as dividend from the retained earnings and/or as assets from the reserve for invested unrestricted equity. The authorization would be used to distribute dividend and/or assets from the reserve for invested unrestricted equity in four quarterly installments during the period of validity of the authorization unless the Board decides otherwise for a justified reason. On the date of issuing the financial statements for 2022 the total number of Nokia shares is 5 632 297 576 and consequently the total amount of distribution would be EUR 676 million. Total number of shares includes the shares held by the Parent Company which are not entitled to distribution.

The AGM in 2022 resolved to authorize the Board of Directors to decide on the distribution of an aggregate maximum of EUR 0.08 per share as dividend and/or as assets from the reserve of invested unrestricted equity for the financial year 2021. The authorization was used to distribute dividend in four installments. During 2022, three installments of dividend were distributed amounting to EUR 0.06 per share and EUR 337 million in total. The fourth installment of EUR 0.02 was paid in February 2023. The AGM in 2021 resolved that no dividend is distributed for the financial year 2020.

Share buyback program

In February 2022, Nokia’s Board of Directors initiated a share buyback program under the authorization from the AGM to repurchase shares. The program targets to return up to EUR 600 million of cash to shareholders in tranches over a period of two years. In the first phase, which was launched on 11 February 2022 and which ended on 11 November 2022, Nokia repurchased 63 963 583 shares corresponding to 1.1% of the total number of Nokia shares at 31 December 2021. The aggregate purchase price of all shares acquired in the first phase was EUR 300 million and the average price per share was EUR 4.69. The repurchased shares were canceled in December 2022.

In December 2022, Nokia’s Board of Directors decided to launch the second phase of the share buyback program based on the authorization granted by Nokia's Annual General Meeting on 5 April 2022. The repurchases started on 2 January 2023 and will end at the latest by 21 December 2023. The aggregate purchase price of all shares to be acquired under the second phase of the program shall not exceed EUR 300 million. The maximum number of shares that can be repurchased is 275 000 000 shares corresponding to approximately 5% of the total number of shares in Nokia. The repurchases will be funded using funds in the reserve for invested unrestricted equity and hence the repurchases will reduce Nokia’s total unrestricted equity. The repurchased shares will be canceled.

Nokia has appointed a third-party broker as the lead-manager for the second phase of the buyback program. The lead-manager will make trading decisions independently of and without influence from Nokia. Nokia may terminate the program prior to its scheduled end date with one trading day notice provided that it does not possess any inside information as defined in Article 7 of the Market Abuse Regulation (MAR).

Nature and purpose of other equity reserves

Translation differences

Translation differences consist of foreign exchange differences arising from translation of foreign operations into euro, the presentation currency of the consolidated financial statements, as well as gains and losses related to hedging of net investments in foreign operations.

Fair value and other reserves

Pension remeasurements

Pension remeasurements reserve includes actuarial gains and losses as well as return on plan assets and changes in the effect of the asset ceiling, excluding amounts recognized in net interest, related to Nokia’s defined benefit plans.

Hedging reserve

Hedging reserve includes the change in fair value that reflects the change in spot exchange rates for certain foreign exchange forward contracts that are designated as cash flow hedges to the extent that the hedge is effective.

Cost of hedging reserve

Cost of hedging reserve includes forward element of foreign exchange forward contracts and the time value of foreign exchange options related to cash flow hedging of forecasted foreign currency sale and purchase transactions. Additionally, cost of hedging reserve includes the difference between the change in fair value of forward element of foreign exchange forward contracts and the time value of option contracts and the amortization of forward element of foreign exchange forward contracts and time value of option contracts related to net investment hedging. Cost of hedging reserve also includes changes in fair value from foreign currency basis spread related to fair value hedging of foreign currency denominated bonds.

Fair value reserve

Fair value reserve includes the changes in fair value of financial instruments that are managed in a portfolio with a business model of holding financial instruments to collect contractual cash flows including principal and interest as well as selling financial instruments. The fair value changes recorded in fair value reserve for these instruments are reduced by amounts of loss allowances.

Reserve for invested unrestricted equity

The reserve for invested unrestricted equity includes that part of the subscription price of issued shares that according to the share issue decision is not to be recorded to the share capital as well as other equity inputs that are not recorded to some other reserve. The amounts received for treasury shares are recorded to the reserve for invested unrestricted equity, unless it is provided in the share issue decision that it is to be recorded in full or in part to the share capital. The Nokia shares repurchased under the ongoing share buyback program are funded using funds in the reserve for invested unrestricted equity.

Other equity

Retained earnings/accumulated deficit

Retained earnings/accumulated deficit is the net total of previous years’ profits and losses less dividends paid to the shareholders.

Non-controlling interests

Non-controlling interests represent the share of net assets of certain subsidiaries attributable to their minority shareholders. For more information on the contractual arrangement related to the ownership interests in the Nokia Shanghai Bell Group, refer to Note 30, Significant partly-owned subsidiaries.

Changes in other comprehensive income by component of equity

		Fair value and other reserves
	Translation	Pension	Hedging	Cost of hedging	Fair value
EURm	differences	remeasurements	reserve	reserve	reserve
1 January 2020	(372)	1 457	(6)	(14)	(55)
Foreign exchange translation differences	(1 231)	–	–	–	–
Net investment hedging gains	307	–	–	1	–
Remeasurements of defined benefit plans	–	484	–	–	–
Net fair value gains/(losses)	–	–	13	(13)	(175)
Transfer to income statement	–	–	(5)	16	208
Other decrease	(1)	–	–	–	–
Movement attributable to non-controlling interests	2	(1)	–	–	–
31 December 2020	(1 295)	1 940	2	(10)	(22)
Foreign exchange translation differences	1 162	–	–	–	–
Net investment hedging losses	(249)	–	–	–	–
Remeasurements of defined benefit plans	–	2 302	–	–	–
Net fair value (losses)/gains	–	–	(15)	5	(25)
Transfer to income statement	(7)	–	6	4	32
Movement attributable to non-controlling interests	(7)	–	–	–	–
31 December 2021	(396)	4 242	(7)	(1)	(15)
Foreign exchange translation differences	697	–	–	–	–
Net investment hedging losses	(147)	–	–	–	–
Remeasurements of defined benefit plans	–	(349)	–	–	–
Net fair value gains/(losses)	–	–	24	(27)	(208)
Transfer to income statement	14	–	61	10	175
Movement attributable to non-controlling interests	1	–	–	–	–
31 December 2022(1)	169	3 893	78	(18)	(48)
(1)	In 2022, translation differences includes EUR 80 million gains (EUR 226 million gains in 2021 and EUR 475 million gains in 2020) related to net investment hedging.

Capital management

For capital management purposes Nokia defines capital as total equity and interest-bearing liabilities less cash and cash equivalents, current interest-bearing financial investments and non-current interest-bearing financial investments.

The main objectives of Nokia's capital management are to maintain a solid overall financial position and to ensure sufficient financial flexibility to execute Nokia’s long-term business strategy and to provide returns to shareholders. From a cash perspective, Nokia aims to maintain the balance of its cash and cash equivalents, interest-bearing financial investments less interest-bearing liabilities at 10-15% of annual net sales over time. This cash target replaces previous cash target to maintain a level of cash and cash equivalents and interest-bearing financial investments at 30% or more of annual net sales. To support these objectives, Nokia aims to maintain investment grade credit ratings. Nokia’s current long-term credit ratings are BBB- (stable) by Fitch, Ba1 (stable) by Moody’s, and BBB- (stable) by S&P Global Ratings. At 31 December 2022, Nokia’s credit ratings were BBB- (stable) by Fitch, Ba2 (positive) by Moody’s, and BB+ (positive) by S&P Global Ratings.

With regards to shareholder remuneration, Nokia targets recurring, stable and over time growing ordinary dividend payments, taking into account the previous year’s earnings as well as the company’s financial position and business outlook. Nokia is also using share repurchases as a tool to manage its capital structure through the reduction of capital and distribute excess cash to the shareholders.